Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables from provisional concentrate sales, net of fair value adjustment	$ 1,332	$ 1,398
Other accounts receivables	1,064	1,796
Total accounts receivable	$ 2,396	$ 3,194